Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON CHINA WORLD FUND
Prospectus Date	rr_ProspectusDate	Jan. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2019